Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Unvested Restricted Shares

	Shares	Weighted Average Grant Date Fair Value
Unvested balance at January 1, 2022	58,333	$1.80
Vested	(58,333)	1.80
Unvested balance at December 31, 2022	—	$—

Schedule Of Warrant Exercised

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Balance at January 1, 2022	1,311,117	$4.03	7.30
Issued	115,000	6.25
Exercised	(608,612)	1.80
Expired	(20,520)	5.00
Balance at December 31, 2022	796,985	$6.04	5.16

Assumptions Used in Calculating Value of Warrants Granted

The value of the warrants are calculated using the Black-Scholes-Merton option pricing model with the following assumptions for warrants granted during the years ended December 31, 2022 and 2021:

	2022	2021
Risk-free interest rate	2.8% - 4.1%	0.6% - 1.3%
Expected term (in years)	4.6 - 5	5 - 7
Expected volatility	78% - 92%	81% - 106%
Expected dividend yield	—%	—%

The value of option grants are calculated using the Black-Scholes-Merton option pricing model with the following assumptions for options granted during the years ended December 31, 2022 and 2021.

	2022	2021
Risk-free interest rate	2.14% - 4.45%	0.36% - 1.27%
Expected term (in years)	5 - 6.25	5 - 6.50
Expected volatility	71.9% - 87.9%	71.4% - 81.5%
Expected dividend yield	—	—

Summary of Activity and Information Regarding Outstanding and Exercisable Options

The following table summarizes the activity and information regarding MAIA's outstanding and exercisable options classified as equity awards as of December 31, 2022:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Balance at January 1, 2022	5,797,185	$2.22	8.59	—
Granted	811,831	4.77
Exercised	(46,500)	1.81
Cancelled/forfeited	(16,888)	1.82
Balance at December 31, 2022	6,545,628	$2.55	7.85	$9,773,706
Options exercisable at December 31, 2022	5,449,715	$2.24	7.59	$8,804,841

Summary of Stock Based Compensation Expense

Stock based compensation related to the Company’s stock plans are as follows:

	Years Ended December 31,

	2022	2021
General and administrative	$1,422,799	$1,779,185
Research and development	896,628	943,708
Total stock-based compensation	$2,319,427	$2,722,893